Derivative Instruments - Schedule of Derivative Balances in Balance Sheet (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Derivative Balances in Balance Sheet [Abstract]
Physical electricity supply agreements, Current asset	$ 7,742
Financial power contracts, Current asset	9,269
Total, Current asset	17,011
Physical electricity supply agreements, Non-current asset
Financial power contracts, Non-current asset	2,506
Total, Non-current asset	2,506
Physical electricity supply agreements, Current liabilities
Financial power contracts, Current liabilities	(6,529)
Derivative liabilities	6,529
Physical electricity supply agreements, Non-current liabilities
Financial power contracts, Non-current liabilities
Total, Non-current liabilities
Physical electricity supply agreements, Net	7,742
Financial power contracts, Net	5,246
Total, Net	$ 12,988